UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5233

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1 – Schedule of Investments – The Schedule of Investments for the three-month period ended January 31, 2015 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2015

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS - 19.2%
AUSTRALIA - 0.4%
AUD	500	National Capital Trust III, 3.72%, 09/30/2016(b)	$382,539

BANGLADESH - 0.2%
USD	200	Banglalink Digital Communications Ltd., 8.63%, 05/06/2017(c)(d)	196,000

BRAZIL - 0.9%
USD	200	Banco do Estado do Rio Grande do Sul, 7.38%, 02/02/2022(d)	201,750
USD	420	OAS Financial Ltd., 8.88%, 04/25/2018 (b)(d)(e)(f)(g)	47,250
USD	188	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 12/01/2021(c)(d)	135,155
USD	550	Petrobras Global Finance BV, 6.25%, 03/17/2024	496,831

			880,986

CHILE - 0.6%
USD	200	Empresa Nacional del Petroleo, 4.38%, 10/30/2024(d)	199,682
USD	400	SACI Falabella, 3.75%, 04/30/2023(d)	392,394

			592,076

COLOMBIA - 0.1%
USD	200	Pacific Rubiales Energy Corp., 5.38%, 01/26/2017(c)(d)	131,500

DOMINICAN REPUBLIC - 0.3%
USD	250	AES Andres Dominicana Ltd., 9.50%, 11/12/2015(c)(d)	262,500

EL SALVADOR - 0.2%
USD	179	Telemovil Finance Co. Ltd., 8.00%, 03/02/2015(c)(d)	184,370

GEORGIA - 0.3%
USD	250	Georgian Oil and Gas Corp., 6.88%, 05/16/2017(d)	251,080

GUATEMALA - 0.5%
USD	200	Comunicaciones Celulares SA, 6.88%, 02/06/2019(c)(d)	207,000
USD	300	Industrial Subordinated Trust, 8.25%, 07/27/2021(d)	324,375

			531,375

INDIA - 0.3%
USD	250	Bharti Airtel International Netherlands BV, 5.13%, 03/11/2023(d)	276,150

INDONESIA - 0.9%
USD	370	Pertamina Persero PT, 4.30%, 05/20/2023(d)	367,225
USD	560	Pertamina Persero PT, 5.63%, 05/20/2043(d)	553,000

			920,225

KAZAKHSTAN - 1.1%
USD	570	Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/2042(d)	517,475
USD	200	Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/2042(d)	181,570
USD	230	Uranium One Investments, Inc., 6.25%, 12/13/2016(c)(d)	158,700
USD	310	Zhaikmunai LP Via Zhaikmunai International BV, 7.13%, 11/13/2016(c)(d)	248,620

			1,106,365

MEXICO - 3.0%
USD	250	Alfa SAB de CV, 6.88%, 09/25/2043(c)(d)	266,250
USD	200	Cemex Finance LLC, 9.38%, 10/12/2017(c)(d)	220,190
USD	500	Offshore Drilling Holding SA, 8.63%, 09/20/2017(c)(d)	346,000
USD	280	Pemex Project Funding Master Trust, 6.63%, 06/15/2035	321,244
USD	460	Petroleos Mexicanos, 5.63%, 01/23/2046(d)	470,258
USD	390	Petroleos Mexicanos, 6.50%, 06/02/2041	436,371
USD	330	Petroleos Mexicanos, 6.63%, 06/15/2038	369,270
USD	200	Sixsigma Networks Mexico SA de CV, 8.25%, 11/07/2017(c)(d)	203,750

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2015

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS (continued)
USD	270	Tenedora Nemak SA de CV, 5.50%, 02/28/2018(c)(d)	$273,375

			2,906,708

NIGERIA - 0.5%
USD	270	Diamond Bank PLC, 8.75%, 05/21/2019(d)	221,443
USD	250	GTB Finance BV, 7.50%, 05/19/2016(d)	243,200

			464,643

NORWAY - 0.4%
AUD	500	DnB NOR Boligkreditt, 6.25%, 06/08/2016	406,957

PARAGUAY - 0.4%
USD	400	Banco Regional SAECA, 8.13%, 01/24/2019(d)	421,484

PERU - 0.3%
USD	170	Cementos Pacasmayo SAA, 4.50%, 02/08/2023(d)	159,800
USD	140	InRetail Consumer, 5.25%, 10/10/2018(c)(d)	141,050

			300,850

RUSSIA - 1.7%
USD	400	Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.75%, 04/28/2021(d)	338,869
USD	300	EDC Finance Ltd., 4.88%, 04/17/2020(d)	235,500
USD	220	Evraz Group SA, 6.50%, 04/22/2020(d)	162,250
USD	300	Lukoil International Finance BV, 4.56%, 04/24/2023(d)	228,450
USD	200	OJSC Novolipetsk Steel via Steel Funding Ltd., 4.95%, 09/26/2019(d)	169,240
USD	300	Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 03/06/2022(d)	205,383
USD	107	RZD Capital Ltd., 5.74%, 04/03/2017(d)	99,242
USD	270	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 02/02/2021(d)	229,500

			1,668,434

SUPRANATIONAL - 4.6%
INR	68,200	European Bank for Reconstruction & Development, 6.00%, 03/03/2016	1,105,889
INR	32,200	European Bank for Reconstruction & Development, 6.20%, 06/27/2015	519,604
NZD	3,800	International Finance Corp., 4.63%, 05/25/2016	2,796,290

			4,421,783

TURKEY - 0.7%
USD	200	Arcelik, 5.00%, 04/03/2023(d)	194,000
USD	200	Turkiye Sise ve Cam Fabrikalari, 4.25%, 05/09/2020(d)	196,000
USD	250	Yasar Holdings AS, 8.88%, 11/06/2017(c)(d)	256,250

			646,250

UNITED ARAB EMIRATES - 0.6%
USD	480	Jafz Sukuk Ltd., 7.00%, 06/19/2019(d)	551,529

UNITED STATES - 0.8%
NZD	1,000	General Electric Capital Corp., 6.75%, 09/26/2016	760,501

VENEZUELA - 0.4%
USD	640	Petroleos de Venezuela SA, 8.50%, 11/02/2017(d)	365,760

Total Corporate Bonds - 19.2% (cost $19,445,815)			18,630,065

GOVERNMENT BONDS - 107.4%
ARGENTINA - 1.1%
USD	1,110	Argentina Bonar Bonds, 7.00%, 04/17/2017	1,046,449

ARMENIA - 0.6%
USD	600	Republic of Armenia, 144A, 6.00%, 09/30/2020(d)	580,500

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2015

Principal Amount (000)	Description		Value (US$)
GOVERNMENT BONDS (continued)
AUSTRALIA - 22.9%
AUD	800	Australia Government Bond, 3.25%, 04/21/2029(d)	$666,869
AUD	1,700	Australia Government Bond, 3.75%, 04/21/2037(d)	1,506,734
AUD	1,600	Australia Government Bond, 4.50%, 04/21/2033(d)	1,552,291
AUD	2,300	Australia Government Bond, 4.75%, 04/21/2027(d)	2,201,534
AUD	4,810	Australia Government Bond, 5.50%, 04/21/2023	4,627,145
AUD	2,770	Australia Government Bond, 5.75%, 07/15/2022	2,669,699
AUD	3,200	New South Wales Treasury Corp., 6.00%, 04/01/2016	2,598,784
AUD	1,500	New South Wales Treasury Corp., 6.00%, 02/01/2018	1,296,013
AUD	1,500	Queensland Treasury Corp., 6.00%, 02/21/2018	1,296,947
AUD	1,600	Queensland Treasury Corp., 6.00%, 06/14/2021(d)(h)	1,515,347
AUD	1,300	Queensland Treasury Corp., 6.00%, 07/21/2022(d)	1,244,426
AUD	1,115	Treasury Corp. of Victoria, 6.00%, 06/15/2020	1,026,815

			22,202,604

BAHRAIN - 0.2%
USD	250	Bahrain Government International Bond, 6.00%, 09/19/2044(d)	242,500

BRAZIL - 3.1%
BRL	150	Brazil Notas do Tesouro Nacional, 6.00%, 08/15/2020(i)	142,908
BRL	5,130	Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2025	1,712,456
BRL	1,461	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 01/01/2017	523,077
BRL	450	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 01/01/2023	152,096
USD	400	Brazilian Government International Bond, 7.13%, 01/20/2037	500,000

			3,030,537

CANADA - 17.9%
CAD	3,400	Canadian Government Bond, 2.50%, 06/01/2024	2,991,582
CAD	1,500	Canadian Government Bond, 3.50%, 12/01/2045	1,630,440
CAD	4,500	Canadian Government Bond, 4.00%, 06/01/2016	3,707,055
CAD	2,000	Canadian Government Bond, 8.00%, 06/01/2023	2,450,854
CAD	2,000	Canadian Government Bond, 9.00%, 06/01/2025	2,756,559
CAD	2,000	Hydro Quebec, 9.63%, 07/15/2022	2,448,257
CAD	500	Ontario Electricity Financial Corp., 8.50%, 05/26/2025	626,769
NZD	1,000	Province of Manitoba, 6.38%, 09/01/2015	737,167

			17,348,683

COLOMBIA - 1.5%
USD	120	Colombia Government International Bond, 7.38%, 09/18/2037	162,000
COP	822,000	Colombia Government International Bond, 7.75%, 04/14/2021	375,391
COP	1,693,000	Colombia Government International Bond, 9.85%, 06/28/2027	925,183

			1,462,574

COSTA RICA - 0.2%
USD	250	Costa Rica Government International Bond, 4.25%, 01/26/2023(d)	230,938

CROATIA - 1.8%
USD	500	Croatia Government International Bond, 6.00%, 01/26/2024(d)	548,375
USD	500	Croatia Government International Bond, 6.25%, 04/27/2017(d)	529,060
USD	600	Croatia Government International Bond, 6.63%, 07/14/2020(d)	661,128

			1,738,563

DOMINICAN REPUBLIC - 0.8%
USD	240	Dominican Republic International Bond, 6.85%, 01/27/2045(d)	242,400
USD	350	Dominican Republic International Bond, 7.45%, 04/30/2044(d)	385,000

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2015

Principal Amount (000)	Description		Value (US$)
GOVERNMENT BONDS (continued)
USD	160	Dominican Republic International Bond, 7.50%, 05/06/2021(d)	$179,600

			807,000

EGYPT - 1.0%
EGP	7,850	Egypt Treasury Bills, 0.00%, 04/14/2015	1,011,820

ETHIOPIA - 0.3%
USD	250	Federal Democratic Republic of Ethiopia, 6.63%, 12/11/2024(d)	245,000

GHANA - 0.7%
USD	750	Republic of Ghana, 8.13%, 01/18/2026(d)	648,750

HONDURAS - 0.6%
USD	530	Honduras Government International Bond, 7.50%, 03/15/2024(d)	556,500

INDONESIA - 2.7%
USD	850	Indonesia Government International Bond, 5.88%, 01/15/2024(d)	983,875
USD	200	Indonesia Government International Bond, 6.75%, 01/15/2044(d)	258,000
IDR	9,619,000	Indonesia Treasury Bond, 8.38%, 03/15/2034	829,971
IDR	6,088,000	Indonesia Treasury Bond, 9.00%, 03/15/2029	555,093

			2,626,939

IRAQ - 0.5%
USD	550	Republic of Iraq, 5.80%, 03/16/2015(c)(d)	439,237

IVORY COAST - 0.6%
USD	600	Ivory Coast Government International Bond, 5.75%, 12/31/2032(d)(j)	564,120

KAZAKHSTAN - 0.5%
USD	520	Kazakhstan Government International Bond, 3.88%, 10/14/2024(d)	471,250

MEXICO - 1.7%
MXN	14,430	Mexican Bonos, 7.75%, 11/13/2042	1,202,796
USD	350	Mexico Government International Bond, 6.05%, 01/11/2040	447,125

			1,649,921

MONGOLIA - 0.6%
USD	220	Development Bank of Mongolia LLC, 5.75%, 03/21/2017(d)(h)	208,175
USD	400	Mongolia Government International Bond, 5.13%, 12/05/2022(d)	332,000

			540,175

MOZAMBIQUE - 0.5%
USD	550	Mozambique EMATUM Finance 2020 BV, 6.31%, 09/11/2020(d)(h)	510,125

NEW ZEALAND - 16.3%
NZD	3,100	New Zealand Government Bond, 3.00%, 04/15/2020(d)	2,238,670
NZD	7,900	New Zealand Government Bond, 5.50%, 04/15/2023(d)	6,697,041
NZD	1,700	New Zealand Government Bond, 6.00%, 12/15/2017(d)	1,332,912
NZD	6,555	New Zealand Government Bond, 6.00%, 05/15/2021(d)	5,531,525

			15,800,148

PERU - 0.6%
PEN	1,615	Peruvian Government International Bond, 6.95%, 08/12/2031(d)	598,423

PHILIPPINES - 0.1%
USD	40	Philippine Government International Bond, 8.38%, 06/17/2019	50,598

ROMANIA - 1.5%
USD	1,090	Romanian Government International Bond, 6.13%, 01/22/2044(d)	1,453,787

RUSSIA - 0.3%
USD	200	Russian Foreign Bond - Eurobond, 4.88%, 09/16/2023(d)	168,600

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2015

Principal Amount (000)	Description		Value (US$)
GOVERNMENT BONDS (continued)
USD	150	Vnesheconombank Via VEB Finance PLC, 6.90%, 07/09/2020(d)	$112,085

			280,685

RWANDA - 0.6%
USD	350	Rwanda International Government Bond, 6.63%, 05/02/2023(d)	350,000
USD	200	Rwanda International Government Bond, 144A, 6.63%, 05/02/2023(d)	200,000

			550,000

SENEGAL - 0.4%
USD	330	Senegal Government International Bond, 8.75%, 05/13/2021(d)	374,550

SOUTH AFRICA - 2.7%
USD	710	Eskom Holdings Ltd., 5.75%, 01/26/2021(d)	708,225
USD	400	Eskom Holdings Ltd., 6.75%, 08/06/2023(d)	405,080
ZAR	5,500	South Africa Government Bond, 8.00%, 12/21/2018	498,458
ZAR	1,640	South Africa Government Bond, 8.00%, 01/31/2030	147,808
ZAR	4,760	South Africa Government Bond, 8.25%, 09/15/2017	428,223
ZAR	2,700	South Africa Government Bond, 10.50%, 12/21/2026	294,804
USD	100	South Africa Government International Bond, 6.25%, 03/08/2041	123,875

			2,606,473

TANZANIA - 0.6%
USD	530	Tanzania Government International Bond, 6.33%, 03/09/2020(a)(d)	535,300

TUNISIA - 0.5%
USD	450	Banque Centrale de Tunisie SA, 5.75%, 01/30/2025(d)	456,750

TURKEY - 1.9%
TRY	570	Turkey Government Bond, 6.30%, 02/14/2018	229,393
TRY	1,440	Turkey Government Bond, 10.40%, 03/20/2024	716,380
TRY	700	Turkey Government Bond, 10.70%, 02/24/2016	297,020
USD	200	Turkey Government International Bond, 5.63%, 03/30/2021	222,380
USD	320	Turkey Government International Bond, 6.25%, 09/26/2022	371,927

			1,837,100

UNITED KINGDOM - 20.1%
GBP	2,076	United Kingdom Gilt, 2.75%, 09/07/2024(d)	3,517,607
GBP	1,300	United Kingdom Gilt, 4.00%, 03/07/2022(d)	2,345,274
GBP	2,915	United Kingdom Gilt, 4.25%, 06/07/2032(d)	6,004,640
GBP	315	United Kingdom Gilt, 8.00%, 12/07/2015(d)	505,178
GBP	3,000	United Kingdom Treasury Gilt, 4.25%, 12/07/2049(d)	7,048,004

			19,420,703

URUGUAY - 1.3%
UYU	12,081	Uruguay Government International Bond, 4.25%, 04/05/2027(i)	500,935
UYU	8,302	Uruguay Government International Bond, 5.00%, 09/14/2018(i)	348,585
USD	146	Uruguay Government International Bond, 7.63%, 03/21/2036	208,780
USD	165	Uruguay Government International Bond, 7.88%, 01/15/2033(k)	236,775

			1,295,075

VENEZUELA - 0.5%
USD	1,270	Venezuela Government International Bond, 12.75%, 08/23/2022(d)	476,250

ZAMBIA - 0.2%
USD	230	Zambia Government International Bond, 8.50%, 04/14/2024(d)	242,696

Total Government Bonds - 107.4% (cost $104,476,811)			103,932,723

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2015

Principal Amount (000)	Description		Value (US$)
SHORT-TERM INVESTMENT - 0.9%
UNITED STATES - 0.9%
	876	Repurchase Agreement, Fixed Income Clearing Corp., 0.00% dated 01/30/2015, due 02/02/2015 in the amount of $876,000 collateralized by $680,000 U.S. Treasury Bond, maturing 08/15/2041; value $899,300	$876,000

Total Short-Term Investment - 0.9% (cost $876,000)			876,000

Total Investments - 127.5% (cost $124,798,626)			123,438,788

Liabilities in Excess of Other Assets - (27.5)%			(26,630,207)

Net Assets - 100.0%			$96,808,581

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

COP - Colombian Peso

EGP - Egyptian pound

GBP - British Pound Sterling

IDR - Indonesian Rupiah

INR - Indian Rupee

MXN - Mexican Peso

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

TRY - Turkish Lira

USD - U.S. Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2015.

(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

(c)	The maturity date presented for these instruments represents the next call/put date.

(d)	Denotes a restricted security, see Note (c).

(e)	Security is in default.

(f)	Flat traded rate security. This bond traded without accrued interest.

(g)	Illiquid security.

(h)	This security is government guaranteed.

(i)	Inflation linked security.

(j)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.

(k)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.

At January 31, 2015, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation
United States Dollar/Australian Dollar
04/28/2015	Credit Suisse	USD 4,100,000	AUD 5,134,885	$3,975,949	$124,051
United States Dollar/Brazilian Real
02/13/2015	Citibank	USD 651,015	BRL 1,722,000	639,987	11,028
United States Dollar/Colombian Peso
02/13/2015	JPMorgan Chase	USD 286,474	COP 625,540,000	256,107	30,367
United States Dollar/New Zealand Dollar
04/28/2015	State Street Bank & Trust Co.	USD 8,300,000	NZD 11,138,697	8,037,625	262,375
United States Dollar/South African Rand
04/16/2015	Citibank	USD 79,717	ZAR 930,000	78,968	749
United States Dollar/Turkish Lira
04/16/2015	Citibank	USD 433,619	TRY 1,012,000	407,602	26,017

				$13,396,238	$454,587

At January 31, 2015, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Appreciation/ (Depreciation)
Over-the-counter swap agreements:
USD	20,000,000	11/01/2017	Barclays	Receive	3-month LIBOR Index	0.84%	$16,233
Centrally cleared swap agreements:
USD	15,000,000	11/04/2024	Citibank	Receive	3-month LIBOR Index	2.44%	(955,440)

							$(939,207)

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited)

January 31, 2015

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper, and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates such as 1,3,6,9,12 month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at last bid if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

Notes to Portfolio of Investments (Unaudited) (continued)

January 31, 2015

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Corporate Bonds	$—	$18,630,065	$—	$18,630,065
Government Bonds	—	103,932,723	—	103,932,723

Total Fixed Income Investments	—	122,562,788	—	122,562,788
Short-Term Investment	—	876,000	—	876,000

Total Investments	$—	$123,438,788	$—	$123,438,788

Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	454,587	—	454,587
Interest Rate Swap Agreements	—	16,233	—	16,233

Total Assets	$—	$470,820	$—	$470,820

Liabilities
Other Financial Instruments
Interest Rate Swap Agreements	—	(955,440)	—	(955,440)

Total Liabilities - Other Financial Instruments	$—	$(955,440)	$—	$(955,440)

Amounts listed as “—” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3. For the period ended January 31, 2015, there have been no significant changes to the fair valuation methodologies.

b. Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on the Fund’s repurchase agreement, see the Portfolio of Investments. The Fund held a repurchase agreement of $876,000 as of January 31, 2015. The value of the related collateral exceeded the value of the repurchase agreement at January 31, 2015.

c. Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

Notes to Portfolio of Investments (Unaudited) (concluded)

January 31, 2015

d. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2015 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$117,499,851	$8,987,634	$(3,048,697)	$5,938,937

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Global Income Fund, Inc.

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Global Income Fund, Inc.

Date: March 25, 2015

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Global Income Fund, Inc.

Date: March 25, 2015